Securities Act Registration No. 333-182091
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 6	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on May 1, 2016 pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas No-Load VA 6150

PROSPECTUS: May 1, 2016
Ameritas No-Load VA 6150

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in the non-publicly traded portfolios below,* or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

AMERICAN CENTURY VP Class I	FIDELITY® VIP Initial Class (cont'd)	RYDEX (cont'd)
International	Government Money Market	Inverse NASDAQ-100® Strategy
Mid Cap Value	Growth	Inverse S&P 500® Strategy
CALVERT VARIABLE PRODUCTS **	High Income	NASDAQ-100®
VP EAFE International Index, Class I	Investment Grade Bond	Nova
VP Natural Resources	Mid Cap	Precious Metals
VP S&P 500 Index	Overseas	Russell 2000® 1.5x Strategy
VP Volatility Managed Growth, Class F	Strategic Income	T. ROWE PRICE
VP Volatility Managed Moderate Growth, Class F	FTVIPT Class 2	Blue Chip Growth
VP Volatility Managed Moderate, Class F	Templeton Global Bond VIP	THIRD AVENUE
CALVERT VARIABLE SERIES **	INVESCO V.I. Series I	Value
VP SRI Balanced, Class I	American Franchise	UIF Class I
DEUTSCHE VS I Class A	International Growth	Emerging Markets
Capital Growth VIP	MFS® VIT Initial Class	Equity
DEUTSCHE VS II Class A	Utilities	VANGUARD® VIF
Global Growth VIP	MFS® VIT II Initial Class	Balanced
Small Mid Cap Value VIP	Research International	Conservative Allocation
DIMENSIONAL FUND ADVISORS	NEUBERGER BERMAN AMT Class I	Diversified Value
VA Global Bond	Large Cap Value	Equity Income
VA Global Moderate Allocation	Mid Cap Intrinsic Value	Equity Index
VA International Small	PIMCO VIT Administrative Class	Growth
VA International Value	CommodityRealReturn® Strategy	High Yield Bond
VA Short-Term Fixed	Total Return	International
VA U.S. Large Value	RYDEX	Mid-Cap Index
VA U.S. Targeted Value	Guggenheim Long Short Equity	Moderate Allocation
FIDELITY® VIP Initial Class	Government Long Bond 1.2x Strategy	Money Market
Contrafund®	Inverse Government Long Bond Strategy	REIT Index
Equity-Income		Short-Term Investment-Grade
Small Company Growth
Total Bond Market Index
Total Stock Market Index

* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.

** Affiliates. See note in the INVESTMENT OPTIONS, Separate Account Variable Investment Options section.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information dated May 1, 2016, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com
No-Load VA 6150	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation and Features	4
Tax-Qualified Plans	5
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	9
FINANCIAL INFORMATION	9
Accumulation Unit Values	9
Financial Statements	9
CHARGES EXPLAINED	9
Mortality and Expense Risk Charge	9
Administrative Charges	10
Transfer Fee	10
Tax Charges	10
Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge	10
Fees Charged by the Portfolios	10
Waiver of Certain Charges	10
INVESTMENT OPTIONS	11
Separate Account Variable Investment Options	11
Fixed Account Investment Option	16
Transfers	16
Third Party Services	17
Disruptive Trading Procedures	17
Systematic Transfer Programs	19
Possible Allocations Chart	20
Asset Allocation Program	20
Non-Program GLWB Models	23
IMPORTANT POLICY PROVISIONS	24
Policy Application and Issuance	24
Your Policy Value	25
Telephone Transactions	26
Death of Annuitant	26
Delay of Payments	26
Beneficiary	27
Minor Owner or Beneficiary	27
Policy Changes	27
Policy Termination	27
POLICY DISTRIBUTIONS	27
Withdrawals	27
Death Benefits	28
Annuity Income Benefits	30
GLWB2 Rider	31
FEDERAL INCOME TAX MATTERS	37
MISCELLANEOUS	39
About Our Company	39
Distribution of the Policies	39
Voting Rights	39
Legal Proceedings	40
APPENDIX A: Accumulation Unit Values	41
APPENDIX B: Tax-Qualified Plan Disclosures	53
Statement of Additional Information Table of Contents	59
No-Load VA 6150	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice – Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No-Load VA 6150	3

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Ameritas No-Load VA 6150 is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described in this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS – TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES

Premiums

▪	Minimum initial premium: $2,000.
▪	Minimum additional premium: $250, or $50 per month if through a regularly billed program.
▪	No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options

▪	You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets

(See CHARGES on next pages.)

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit 2 rider ("GLWB2") is also available.

Annuity Income

▪	Several fixed annuity income options are available.

No-Load VA 6150	4

Death Benefit

▪	A death benefit is paid upon the death of the Owner.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

		Guaranteed	Current
		Maximum Fees	Fees
TRANSACTION FEES
SALES LOAD		None	None
WITHDRAWAL CHARGE		None	None
PREMIUM TAXES	Levied by some states and municipalities. Rates and timing of the tax vary and may change.		0% - 3.5%
TRANSFER FEE (per transfer)	➢ first 15 transfers per Policy Year	None	None
	➢ over 15 transfers in one Policy Year, we may charge	$10	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed	Current
	Maximum Fees	Fees
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender. Waived if Policy value exceeds an amount, which we declare annually, on a Policy Anniversary)	$40	$40
SEPARATE ACCOUNT ANNUAL EXPENSES
(Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.80%	0.60%

OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") (Fee is determined by applying the % to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.)	Guaranteed Maximum Fees	Current Fees *
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified plans and IRA plans only**	2.50%	1.50%
* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section.
** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2015)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before and After any Contractual Waivers or Reimbursements	(1)	(2)

(1)

(2)

No-Load VA 6150	5

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
International
Mid Cap Value
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I
VP Natural Resources
VP S&P 500 Index*****
VP Volatility Managed Growth, Class F
VP Volatility Managed Moderate Growth, Class F
VP Volatility Managed Moderate, Class F
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced, Class I******
DEUTSCHE VS I, Class A
Capital Growth VIP
DEUTSCHE VS II, Class A
Global Growth VIP
Small Mid Cap Value VIP
DIMENSIONAL FUND ADVISORS
VA Global Bond
VA Global Moderate Allocation
VA International Small
VA International Value
VA Short-Term Fixed
VA U.S. Large Value
VA U.S. Targeted Value
FIDELITY® VIP, Initial Class
Contrafund®
Equity-Income
Government Money Market
Growth
High Income
Investment Grade Bond
Mid Cap
Overseas
Strategic Income
FTVIPT, Class 2
Templeton Global Bond VIP
INVESCO V.I., Series I
American Franchise
International Growth
MFS® VIT, Initial Class
Utilities
MFS® VIT II, Initial Class
Research International
NEUBERGER BERMAN AMT, Class I
Large Cap Value
Mid Cap Intrinsic Value
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy
Total Return
No-Load VA 6150	6

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions****	Total Expenses after Waivers and Reductions, if any

RYDEX
Guggenheim Long Short Equity
Government Long Bond 1.2x Strategy
Inverse Government Long Bond Strategy
Inverse NASDAQ-100® Strategy
Inverse S&P 500® Strategy*****
NASDAQ-100®
Nova
Precious Metals
Russell 2000® 1.5x Strategy
T. ROWE PRICE
Blue Chip Growth
THIRD AVENUE
Value
UIF, Class I
Emerging Markets Equity
VANGUARD® VIF
Balanced
Conservative Allocation
Diversified Value
Equity Income
Equity Index
Growth
High Yield Bond
International
Mid-Cap Index
Moderate Allocation
Money Market
REIT Index
Short-Term Investment-Grade
Small Company Growth
Total Bond Market Index
Total Stock Market Index

No-Load VA 6150	7

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.

No-Load VA 6150	8

***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
******	Sustainable and Responsible Investment ("SRI")

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB2 – joint spousal (1)
Maximum Expenses with GLWB2 – single life (1)
Maximum Policy Expenses without GLWB2 Rider (2)
Minimum Policy Expenses (3)

(1) Maximum Policy Expenses with GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ().

(2) Maximum Policy Expenses – issued without GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ().

(3) Minimum Policy Expenses – This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies ().

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your

No-Load VA 6150	9

Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

ADMINISTRATIVE CHARGES

Annual Policy Fee

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

No-Load VA 6150	10

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio – AIP	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Index: S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP Growth Portfolio, Initial Class (2,4)	Capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I – Neuberger Berman LLC ("NB LLC")	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – NB LLC	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the Nasdaq-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund **

The Vanguard Group, Inc. (1)

Wellington Management Company, LLP (2)

Barrow, Hanley, Mewhinney & Strauss, LLC (3)

Delaware Investments Fund Advisers (4)

William Blair & Company, L.L.C. (5)

Schroder Investment Management North America, Inc. (6)

Baillie Gifford Overseas Ltd. (7)

M&G Investment Management Limited (8)

Granahan Investment Management, Inc. (9)

Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7,8)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Money Market Portfolio (1)	Money Market.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,9)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

** Vanguard is a trademark of The Vanguard Group, Inc.

Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable investment options.

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Substitution of Money Market Fund

We have filed an application with the Securities and Exchange Comission ("SEC") seeking an order approving the substitution of shares of the Fidelity® VIP Government Money Market Portfolio, Initial Class for shares of the Vanguard® Money Market Portfolio.

The effect of the substitution would permit us to replace the Vanguard® Money Market Portfolio ("Existing Fund") with the Fidelity® VIP Government Money Market Portfolio ("Replacement Fund") as an investment option under the Policies. The Existing Fund and Replacement Fund are described in their respective summary prospectuses, which are available at no charge by contacting the Service Center at 800-255-9678, or by logging into your account on at ameritasdirect.com.

Until the date of the substitution, Policy value allocated to the Vanguard® Money Market Portfolio may remain invested in the corresponding Subaccount, and transfers of Policy value into and out of that Subaccount will be allowed.

We anticipate the substitution will occur on or around July 22, 2016. Between May 1, 2016 and the date of the substitution, if you have allocations to the Vanguard® Money Market Portfolio Subaccount, you may transfer such allocations to any other available Subaccount without any charge or limitation (except potentially harmful transfers (see the "Disruptive Trading Procedures" section)).

If carried out, the proposed substitution would result in any Policy value you have allocated to the Existing Fund Subaccount being transferred at relative net asset value to the Replacement Fund Subaccount. We will pay all expenses incurred in connection with the substitution. There would be no tax consequences resulting from this transfer. After the substitution, the Existing Fund Subaccount will no longer be available for investment under the Policy.

We will comply with the SEC regulations including those concerning reimbursement of any higher portfolio expenses charged by the Replacement Fund.

Once the substitution occurs, unless you instruct us otherwise, any existing or future instruction that designates the Existing Fund Subaccount will be deemed to be an instruction for the Replacement Fund Subaccount. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer program). All references to the Existing Fund will be replaced with a reference to the Replacement Fund, and all references to a money market subaccount will refer to the Fidelity® VIP Government Money Market Portfolio, Initial Class Subaccount. On the date of the substitution and thereafter, this Policy will no longer include the Vanguard® Money Market Portfolio Subaccount.

Information about the Replacement Fund, its investment policy, risks, fees and expenses and other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the Replacement Fund will achieve its stated objective.

If you have any questions about this proposed substitution, please contact a Service Center representative at 800-255-9678.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of

No-Load VA 6150	15

interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Fixed Account Investment Option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
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▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
•	25% of the Fixed Account value on the date of the initial transfer during that year;
•	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
•	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy anniversary, the most recent Policy anniversary is the date the first transfer is made into the Fixed Account.

▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

No-Load VA 6150	17

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

No-Load VA 6150	18

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

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Possible Allocations Chart

The following is a summary of the possible allocations of Policy value that a Policy Owner may make. If you elect the GLWB2 rider at issue, your "Rider Date," as used in the chart below, is the Policy Date. If you add the GLWB2 rider after issue, the Rider Date is the date you add the GLWB2 rider.

If a GLWB2 rider is NOT part of your Policy…
… you may allocate your Policy value to one of the following options:
You may allocate to any combination of available Subaccounts (variable investment options listed in the Investment OptionS section) and the Fixed Account.[1]	You may allocate to any one of the five available Asset Allocation Program models:[2] ▪ Aggressive ▪ Capital Growth ▪ Balanced ▪ Moderate ▪ Conservative

If a GLWB2 rider IS part of your Policy and the Rider Date is…
… BEFORE May 1, 2013, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three permitted Program GLWB Models:[2,3] ▪ GLWB Balanced ▪ GLWB Moderate ▪ GLWB Conservative

You may elect to transfer from a Program GLWB Model to one of the three Non-Program GLWB Models:[4,5]

▪   VM Growth

▪   VM Moderate Growth

▪   VM Moderate

Once you elect to transfer to a Non-Program GLWB Model, your permitted GLWB Models will be limited to Non-Program GLWB Models.

You may NOT allocate to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.
… ON or AFTER May 1, 2013, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three permitted Non-Program GLWB Models:[4] ▪ VM Growth ▪ VM Moderate Growth ▪ VM Moderate	You may NOT allocate to the Subaccounts, the Fixed Account, the Asset Allocation Program models, or the Program GLWB Models.

1Combinations of available Subaccounts and the Fixed Account are subject to limitations. See the Investment Options section.

2Requires that you meet conditions for participation in the Program. The models use fund-specific model recommendations developed by an unaffiliated third party investment adviser.

3If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.

4The Non-Program GLWB Models (also referred to as "VM Models") each consist of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc. See the Non-Program GLWB Models section, below.

5If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program GLWB Models for use with the GLWB2 Rider are included in the Program. The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services, at no additional cost to Policy Owners.

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Ameritas Investment Corp. ("AIC"), an affiliate of ours, has served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC has entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models will terminate on August 1, 2016, and the models in the Program will no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program will no longer undergo periodic updates (the models will become "static"). The investment advisory agreement you have previously entered into with AIC will terminate, and AIC will no longer make updates to the models. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You will not be required to take any action if you wish to continue participating in a static model.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. For these reasons, you will not be able to execute trades online if you participate in the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

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The Program consists of five models, ranging from aggressive to conservative.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

Additional allocation models (the "GLWB Models") are available if your Policy was issued with the GLWB2 rider. For policies issued with the GLWB2 rider prior to May 1, 2013, Program GLWB Models are available. We reserve the right to offer GLWB Models with or without an asset allocation program.

Additional Information – Program GLWB Models

The GLWB2 rider requires that you participate only in the permitted GLWB Models. Program GLWB Models are available for use with the GLWB2 rider on Policies issued with the GLWB2 rider prior to May 1, 2013. The Program GLWB Models also require your continued participation in quarterly rebalancing. The Program GLWB Models are:

▪	GLWB Balanced - For long-term investors who do not need current income and want some growth potential. The model is likely to experience fluctuation in value, but presents less volatility than the overall equity market. Losses are still possible;
▪	GLWB Moderate - For investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible; and
▪	GLWB Conservative - For investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The GLWB2 rider will terminate if you withdraw from a permitted model, allocate any portion of your subsequent premium payments to an investment option that is not consistent with the permitted models, or discontinue quarterly rebalancing. Additional safeguards apply if your Policy has the GLWB2 rider (see the GLWB2 Rider, Asset Allocation section).

While you are permitted to participate in the three Program GLWB Models listed above if your Policy was issued with the GLWB2 rider prior to May 1, 2013, these are not permitted GLWB Models for Policies issued on and after May 1, 2013 or if you added the GLWB2 rider after issue of your Policy.

Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013. The Non-Program GLWB Models are permitted GLWB Models. However, if you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.

Potential Conflicts of Interest Relating to Program Models and Program GLWB Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the investment options for such models. Such competing interests include the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP"), also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and sub-advisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models.

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We may receive administrative services fees from other portfolios that are available as investment options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. We may discontinue the Asset Allocation Program at any time.

Non-Program GLWB Models

Beginning May 1, 2013, GLWB Models are offered outside of the Program described above. These Non-Program GLWB Models are comprised of volatility managed funds, and, for that reason, also may be referred to as "VM Models." The Non-Program GLWB Models are required if your Policy was issued with the GLWB2 rider on or after May 1, 2013 or if you added the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three Non-Program GLWB Models, or VM Models, is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and Ameritas Investment Corp., nor are any of our affiliates an adviser to you as the Policy Owner.

Non-Program GLWB Models available for use with the GLWB2 rider on or after May 1, 2013 are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

To elect a Non-Program GLWB Model:

▪	You must allocate all of your Policy value to one VM Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each VM Model is updated monthly on our website and is available upon request. If you wish to change your selected model, you can select a different Non-Program GLWB Model.
▪	You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model. The Service Center will communicate that your election to execute a trade away from a Non-Program Model will result in the discontinuance of the Non-Program GLWB Model for your policy, prior to you being able to execute any telephone transaction.

▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

These Non-Program GLWB Models also are permitted GLWB Models on Policies with the GLWB2 rider that were issued prior to May 1, 2013. Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013. If you choose a Non-Program GLWB Model, you will be considered as having

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withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

The strategies used by the Non-Program GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to Non-Program GLWB Models

In providing investment advisory services for the investments that comprise the VM Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VM fund prospectuses.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options. We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.

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▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the daily mortality and expense risk charge; and this result divided by

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(c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
(f)	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
(g)	interest credited on the Fixed Account balance.

Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

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Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: - Income Tax - Penalty Tax

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Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:

-  Your Policy being in force;

-   Receipt of Due Proof of Death of the first Owner to die;

-   Election of an annuity income option; and

-   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary.  The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

If an Owner of the Policy is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

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If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

▪	your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

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If death occurs before the Annuity Date:

If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	there is no surviving joint Policy Owner who is the deceased Owner’s spouse	the beneficiary is the Policy Owner’s surviving spouse, unless the spouse is the surviving joint Policy Owner	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non- person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:

If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living

surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Policy Owner	there is no surviving joint Owner, and the Annuitant is living

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: - require investments to be allocated to our general account, so are not variable. - may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the

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Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
6.	Lump Sum. Proceeds are paid in one sum.

GLWB2 Rider

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is part of your Policy if you elect it at the time of issue, or, under the circumstances described below, you add it after issue, provided the rider is available and approved in your state. If you elect the GLWB2 rider at issue, the Policy Date is used to calculate certain values and benefit phases. If you add the GLWB2 rider after issue, the "Rider Date" is used to calculate certain values and benefit phases. The Rider Date is the date you add the GLWB2 rider. For convenience, in this section, "Rider Date" is used to refer to both the Policy Date and the Rider Date.

The rider is only available if the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). The rider will be in the Accumulation Phase at the

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Rider Date. If you elect to enter the Withdrawal Phase, the Withdrawal Phase will begin no sooner than 30 days after the Rider Date.

If your Policy was purchased before your attained age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. If your Policy was purchased before your attained age 50 and you have reached attained age 50 on or before July 31, 2015, you may add the GLWB2 rider on your Policy Anniversary between August 1, 2015 and July 31, 2016. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any. The initial Premium Accumulation Value is equal to the initial premium or the Policy value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy value as of the Rider Date. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However,

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during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. For Policies issued with a GLWB2 rider prior to May 1, 2013, the GLWB Models available for use with the GLWB2 rider are “Program GLWB Models.”

Program GLWB Models:

If your Policy was issued with a GLWB2 rider prior to May 1, 2013, you were required to participate in the Program GLWB Models. These are not permitted GLWB Models for Policies issued on or after May 1, 2013 or if you add the GLWB2 rider after issue. The Program GLWB Models available for use are:

▪	GLWB Balanced
▪	GLWB Moderate
▪	GLWB Conservative

The conditions of the Program apply, and you agree to a rebalancing schedule (see the Asset Allocation Program section). Only you can select the Program GLWB Model best for you.

You are permitted to transfer your total Policy value from one of the Program GLWB Models to another Program GLWB Model. Changes to your allocations outside the permitted GLWB Models will terminate the rider.

The GLWB Models available for use with the GLWB2 rider are "Non-Program GLWB Models" if your Policy was issued with a GLWB2 rider on or after May 1, 2013, if your Policy was issued with a GLWB2 rider before May 1, 2013 and you transferred to a Non-Program GLWB Model, or if you added the GLWB2 rider after issue.

Non-Program GLWB Models:

If your Policy was issued with a GLWB2 rider on or after May 1, 2013, if you added a GLWB2 rider after issue of your Policy, or if you were issued a Policy with the GLWB2 rider prior to May 1, 2013, and elected to transfer to a Non-Program GLWB Model, you are required to participate in the Non-Program GLWB Models when the GLWB2 rider is issued, when the GLWB2 rider is added, or when you elected to transfer to a Non-Program GLWB Model, respectively. The Non-Program GLWB Models are the only permitted GLWB Models for such Policies. The Non-Program GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the Non-Program GLWB Models apply (see the Non-Program GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider.

You are permitted to transfer your total Policy value from one of the Non-Program GLWB Models to another Non-Program GLWB Model.

If you are currently participating in a Program GLWB Model, you are permitted to transfer your total Policy value from one of the Program GLWB Models to one of the Non-Program GLWB Models.

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If you elect to transfer to one of the Non-Program GLWB Models, you will no longer be able to allocate your Policy value to one of the Program GLWB Models.

GLWB Models

You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options. We reserve the right to offer GLWB Models with or without an asset allocation program.

The following apply if a GLWB Model consists of multiple investment options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models. If the default GLWB Model specified is a Non-Program GLWB Model, your permitted models will be limited to Non-Program GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

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Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new premium accumulation period begins for the:
a.	Premium Accumulation Value; and
b.	Maximum Anniversary Policy Value.
2.	If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
3.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

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Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

•	3.50% - ages 50 through 54
•	4.00% - ages 55 through 59
•	4.50% - ages 60 through 64
•	5.00% - ages 65 through 69
•	5.25% - ages 70 through 74
•	5.50% - ages 75 through 79
•	6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

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No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.	increase the Policy value according to the provisions of the Policy; and,
2.	increase the Benefit Base; and,
3.	increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.	the date of death of the last surviving Covered Person;
2.	the date there is a change of Owner that results in a change of Covered Person;
3.	the date annuity payments commence under an annuity income option as described in the Policy;
4.	the date an Excess Withdrawal is taken such that the LWBA is less than $100;
5.	the date any asset allocation requirement or investment restriction is violated;
6.	the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

No-Load VA 6150	37

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

•	Individual Retirement Annuities (IRAs), Code Section 408(b);
•	Simplified Employee Pension (SEP IRA), Code Section 408(k);
•	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
•	Roth IRAs, Code Section 408A.

No-Load VA 6150	38

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, a direct wholly owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. There is no premium load to cover sales and distribution expenses. The underwriting fee paid to AIC for serving as principal underwriter will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

No-Load VA 6150	39

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

No-Load VA 6150	40

APPENDIX A: Accumulation Unit Values

The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. No-Load VA 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for No-Load VA 6150 Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include NLVA 6150 and 4080. Policy expenses vary for each of the Registrant's variable annuities; therefore, No-Load VA 6150 AUVs are not representative of value for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
AMERICAN CENTURY INVESTMENTS
American Century VP International	2008				73,397
Fund, Class I (08/27/2012)	2009				129,744
	2010				158,600
	2011				174,754
	2012	8.46	9.338	0	176,721
	2013		11.362	5,816	219,922
	2014		10.672	12,624	194,499
	2015
American Century VP Mid Cap Value	2008				48,225
Fund, Class I (08/27/2012)	2009				30,331
	2010				79,240
	2011				86,175
	2012	16.17	17.039	0	78,612
	2013		22.038	4,914	55,483
	2014		25.505	6,890	58,457
	2015
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International Index	2010				10,217
Portfolio, Class I (08/27/2012)	2011				9,689
	2012	70.05	76.238	36	9,385
	2013		91.501	668	18,093
	2014		85.102	998	10,221
	2015
Calvert VP Natural Resources	2008				9,276
Portfolio (08/27/2012)	2009				33,045
	2010				45,384
	2011				58,436
	2012	51.17	51.450	1,621	63,242
	2013		51.513	8,480	82,895
	2014		43.206	10,685	87,127
	2015
Calvert VP Russell 2000 Small Cap	2014	NA	NA	NA	1,125
Index Portfolio, Class I (05/01/2014)	2015
Calvert VP S&P 500 Index Portfolio	2008				2,916
(05/01/2013)	2009				3,028
	2010				5,664
	2011				1,498
	2012				1,882
	2013	96.64	113.770	395	4,784
	2014		128.033	4,137	10,916
	2015
No-Load VA 6150	41

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
Calvert VP MidCap 400 Index	2010	NA	NA	NA	4,649
Portfolio, Class I	2011				4,658
	2012				4,418
	2013				4,719
	2014				4,097
	2015
Calvert VP SRI Large Cap Value	2008	NA	NA	NA	2,087
Portfolio	2009				1,913
	2010				2,382
	2011				2,350
	2012				2,238
	2013				2,621
	2014				2,512
	2015
Calvert VP Volatility Managed Growth	2013	14.88	15.931	29,226	129,432
Portfolio, Class F (05/01/2013)	2014		16.724	196,114	217,081
	2015
Calvert VP Volatility Managed Moderate	2013	14.91	15.538	148,501	24,316
Moderate Growth Portfolio, Class F	2014		16.525	205,337	102,702
(05/01/2013)	2015
Calvert VP Volatility Managed Moderate	2013	14.94	15.239	42,212	0
Moderate Portfolio, Class F	2014		16.258	128,931	443,202
(05/01/2013)	2015
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced Portfolio,
Class I (08/27/2012)	2006				481,854
	2007				485,571
	2008				489,630
	2009				469,068
	2010				752,716
	2011				621,503
	2012	2.31	2.327	0	470,098
	2013		2.729	6,921	516,602
	2014		2.974	6,921	479,247
	2015
DEUTSCHE INVESTMENTS VIT FUNDS
Deutsche Small Cap Index VIP
Portfolio, Class A	2006	NA	NA	NA	69,169
	2007				57,376
	2008				7,599
	2009				8,760
	2010				8,461
	2011				9,562
	2012				5,415
	2013				4,173
	2014				6,929
	2015
DEUTSCHE INVESTMENTS VARIABLE SERIES I
Deutsche Capital Growth VIP	2011				6,847
Portfolio, Class A (08/27/2012)	2012	21.51	21.347	0	5,266
	2013		28.571	3,915	4,317
	2014		32.084	1,961	4,296
	2015
DEUTSCHE VARIABLE SERIES II
Deutsche Global Growth VIP	2008				17,752
Portfolio, Class A (08/27/2012)	2009				50,028
	2010				35,611
	2011				8,277
	2012	8.74	9.436	0	3,827
	2013		11.450	5,750	29,873
	2014		11.395	0	26,498
	2015
No-Load VA 6150	42

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
Deutsche Small Mid Cap Value	2008				119,199
VIP Portfolio, Class A (08/27/2012)	2009				222,089
	2010				166,453
	2011				210,810
	2012	12.57	13.163	1,968	203,908
	2013		17.696	3,191	146,082
	2014		18.562	9,637	97,647
	2015
DFA INVESTMENT DIMENSIONS GROUP INC.
VA Global Bond Portfolio (08/27/2012)	2010				1,521
	2011				174,470
	2012	11.55	11.630	16,999	215,394
	2013		11.520	43,659	236,309
	2014		11.782	70,482	273,723
	2015
VA Global Moderate Allocation	2015	NA	NA	NA	NA
(05/01/2016)
VA International Small Portfolio	2010				0
(08/27/2012)	2011				143,663
	2012	10.27	11.337	2,237	97,091
	2013		14.320	36,160	118,941
	2014		13.412	59,132	116,372
	2015
VA International Value Portfolio	2010				0
(08/27/2012)	2011				285,076
	2012	10.70	11.799	6,628	295,081
	2013		14.268	54,459	309,846
	2014		13.167	117,278	420,077
	2015
VA Short-Term Fixed Portfolio	2010				0
(08/27/2012)	2011				521,972
	2012	10.21	10.209	10,753	354,733
	2013		10.174	71,359	661,732
	2014		10.128	182,764	993,214
	2015
VA U.S. Large Value Portfolio	2010				75
(08/27/2012)	2011				66,565
	2012	16.39	17.571	1,322	111,627
	2013		24.595	27,479	127,150
	2014		26.669	53,104	124,607
	2015
VA U.S. Targeted Value Portfolio	2010				0
(08/27/2012)	2011				96,423
	2012	12.20	13.207	1,732	103,333
	2013		18.987	16,226	119,487
	2014		19.574	31,265	97,592
	2015
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio,
Initial Class (08/27/2012)	2006				456,566
	2007				503,855
	2008				535,745
	2009				462,986
	2010				436,022
	2011				419,721
	2012	39.78	40.564	2,085	489,358
	2013		52.937	14,563	391,383
	2014		58.906	12,292	303,320
	2015
Fidelity® VIP Contrafund® Portfolio,
Service Class	2006	NA	NA	NA	371,194
	2007				217,488
No-Load VA 6150	43

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2008				229,913
	2009				159,662
	2010				152,334
	2011				52,161
	2012				44,339
	2013				40,276
	2014				31,517
	2015
Fidelity® VIP Equity-Income Portfolio,
Initial Class (08/27/2012)	2006				114,257
	2007				107,439
	2008				92,690
	2009				83,908
	2010				78,726
	2011				76,978
	2012	29.38	30.403	0	76,944
	2013		38.729	474	67,762
	2014		41.854	9,090	59,902
	2015
Government Money Market,	2015	NA	NA	NA	NA
Initial Class (05/01/2016)
Fidelity® VIP Growth Portfolio,
Initial Class (08/27/2012)	2006				86,264
	2007				107,623
	2008				104,673
	2009				75,579
	2010				77,388
	2011				91,581
	2012	43.02	42.458	0	87,356
	2013		57.541	2,094	67,338
	2014		63.660	1,432	67,081
	2015
Fidelity® VIP High Income Portfolio,
Initial Class (08/27/2012)	2006				134,373
	2007				164,712
	2008				285,316
	2009				566,445
	2010				462,638
	2011				637,365
	2012	10.25	10.655	7,834	673,377
	2013		11.221	54,085	808,467
	2014		11.283	55,100	767,228
	2015
Fidelity® VIP High Income Portfolio,
Service Class	2006	NA	NA	NA	427,486
	2007				233,765
	2008				95,260
	2009				67,609
	2010				91,348
	2011				52,753
	2012				27,827
	2013				32,067
	2014				8,681
	2015
Fidelity® VIP Investment Grade Bond
Portfolio, Initial Class (08/27/2012)	2006				347,466
	2007				464,686
	2008				617,787
	2009				716,776
	2010				916,977
	2011				1,165,342
	2012	18.10	18.275	14,653	1,371,254
No-Load VA 6150	44

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2013		17.843	68,751	1,182,188
	2014		18.770	66,854	981,444
	2015
Fidelity® VIP Mid Cap Portfolio,
Initial Class (08/27/2012)	2006				169,764
	2007				187,619
	2008				207,460
	2009				210,022
	2010				255,573
	2011				214,093
	2012	47.20	49.195	527	212,575
	2013		66.618	1,532	146,567
	2014		70.384	2,472	124,156
	2015
Fidelity® VIP Mid Cap Portfolio,
Service Class	2006	NA	NA	NA	52,554
	2007				36,668
	2008				29,289
	2009				29,568
	2010				31,979
	2011				25,464
	2012				16,201
	2013				13,317
	2014				8,327
	2015
Fidelity® VIP Overseas Portfolio,
Initial Class (08/27/2012)	2006				175,855
	2007				204,122
	2008				188,150
	2009				191,471
	2010				151,133
	2011				131,089
	2012	20.32	22.066	0	120,315
	2013		28.610	1,052	136,324
	2014		26.143	3,704	101,761
	2015
Fidelity® VIP Strategic Income	2008				40,254
Portfolio, Initial Class (08/27/2012)	2009				116,996
	2010				181,357
	2011				431,235
	2012	14.79	15.245	4,788	502,531
	2013		15.194	27,533	430,598
	2014		15.648	48,487	479,075
	2015
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund,	2008				120,046
Class 2 (08/27/2012)	2009				279,606
	2010				321,201
	2011				361,081
	2012	25.36	26.777	223	343,515
	2013		27.051	16,239	344,048
	2014		27.383	43,627	476,331
	2015
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise	2012	35.88	36.133	0	1,445
Fund, Series I (08/27/2012)	2013		50.339	2,780	1,902
	2014		54.261	0	1,089
	2015
Invesco V.I. Diversified Dividend Fund,	2011	NA	NA	NA	2,820
Series I	2012				6,675
	2013				15,546
No-Load VA 6150	45

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2014				6,887
	2015
Invesco V.I. Global Health Care Fund,
Series I	2006	NA	NA	NA	4,226
	2007				3,343
	2008				3,345
	2009				2,252
	2010				3,207
	2011				2,642
	2012				4,025
	2013				7,286
	2014				7,470
	2015
Invesco V.I. International Growth	2008				8,790
Fund, Series I (08/27/2012)	2009				17,399
	2010				20,016
	2011				79,147
	2012	30.40	32.105	1,729	104,717
	2013		37.981	11,883	106,064
	2014		37.880	20,689	147,953
	2015
Invesco V.I. Technology Fund, Series I
	2006	NA	NA	NA	10,137
	2007				7,649
	2008				5,699
	2009				5,969
	2010				8,681
	2011				8,552
	2012				8,661
	2013				9,798
	2014				9,502
	2015
MFS® VARIABLE INSURANCE TRUST
MFS® Utilities Series, Initial Class	2008				10,150
(08/27/2012)	2009				29,360
	2010				23,975
	2011				52,787
	2012	31.17	32.615	0	43,265
	2013		39.072	1,657	46,917
	2014		43.784	5,674	54,977
	2015
MFS® VARIABLE INSURANCE TRUST II
MFS® Research International
Portfolio, Initial Class (03/27/2015)	2015
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Balanced
Portfolio, Class I	2006	NA	NA	NA	18,422
	2007				17,328
	2008				15,766
	2009				15,817
	2010				15,385
	2011				7,776
	2012				5,885
	2013				5,879
	2014				5,897
	2015
Neuberger Berman AMT Growth
Portfolio, Class I	2006	NA	NA	NA	4,728
	2007				7,427
	2008				4,640
	2009				2,512
	2010				2,966

No-Load VA 6150	46

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2011				2,592
	2012				1,702
	2013				1,347
	2014				1,256
	2015
Neuberger Berman AMT Large Cap
Value Portfolio, Class I	2006				25,926
	2007				18,981
	2008				56,119
	2009				64,157
	2010				49,947
	2011				39,727
	2012	16.78	17.960	0	38,685
	2013		23.419	2,616	42,987
	2014		25.573	7,681	38,483
	2015
Neuberger Berman AMT Mid Cap	2008				2,268
Intrinsic Value Portfolio, Class I	2009				13,733
(08/27/2012)	2010				43,300
	2011				8,996
	2012	16.34	17.120	0	8,853
	2013		23.323	2,147	19,256
	2014		26.391	2,532	27,974
	2015
Neuberger Berman AMT Short
Duration Bond Portfolio, Class I	2006	NA	NA	NA	12,235
	2007				11,367
	2008				9,992
	2009				1,612
	2010				3,371
	2011				8,112
	2012				12,062
	2013				19,750
	2014				18,259
	2015
PIMCO VARIABLE INSURANCE TRUST
PIMCO CommodityRealReturn®
Strategy Portfolio, Administrative	2006				562,938
Class (08/27/2012)	2007				610,037
	2008				659,659
	2009				723,161
	2010				671,305
	2011				685,085
	2012	14.04	13.706	2,073	678,410
	2013		11.621	12,922	633,129
	2014		9.424	15,958	605,250
	2015
PIMCO Total Return Portfolio,	2009				594,952
Administrative Class (08/27/2012)	2010				1,079,130
	2011				1,853,223
	2012	13.55	13.835	23,965	2,070,381
	2013		13.482	96,796	1,560,661
	2014		13.975	84,049	950,319
	2015
RYDEX VARIABLE TRUST
Guggenheim Long Short Equity Fund
(04/13/2005)	2006				91,439
	2007				114,316
	2008				98,090
	2009				84,356
	2010				71,023
No-Load VA 6150	47

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2011				65,409
	2012	13.49	13.630	0	59,852
	2013		15.913	9,241	38,387
	2014		16.261	926	26,623
	2015
Rydex Government Long Bond 1.2x
Strategy Fund (08/27/2012)	2006				92,526
	2007				122,027
	2008				98,915
	2009				66,101
	2010				74,036
	2011				75,558
	2012	20.77	20.127	582	67,806
	2013		16.355	582	53,264
	2014		21.895	5,144	55,434
	2015
Rydex Inverse Government Long Bond
Strategy Fund (08/27/2012)	2006				10,490
	2007				7,004
	2008				6,777
	2009				46,269
	2010				61,922
	2011				18,143
	2012	9.70	9.787	0	10,176
	2013		11.213	6,266	35,994
	2014		8.369	4,142	18,223
	2015
Rydex Inverse NASDAQ-100®
Strategy Fund (08/27/2012)	2006				2,864
	2007				5,161
	2008				15,385
	2009				11,207
	2010				18,745
	2011				35,688
	2012	22.76	21.707	642	27,325
	2013		6.518	1,317	28,438
	2014		5.272	2,157	21,330
	2015
Rydex Inverse S&P 500 Strategy Fund
(08/27/2012)	2006				93,469
	2007				172,085
	2008				173,915
	2009				181,645
	2010				263,534
	2011				411,712
	2012	3.01	2.919	0	339,458
	2013		2.132	3,963	323,049
	2014		1.813	3,500	256,076
	2015
Rydex NASDAQ-100® Fund					328,201
(08/27/2012)	2006				310,432
	2007				77,132
	2008				52,939
	2009				79,856
	2010				60,595
	2011				98,651
	2012	22.76	21.707	642	81,035
	2013		29.048	5,791	65,279
	2014		33.912	10,136	82,088
	2015
Rydex Nova Fund (08/27/2012)
	2006				395,249

No-Load VA 6150	48

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2007				78,090
	2008				125,159
	2009				94,107
	2010				110,254
	2011				55,196
	2012	8.71	8.884	0	116,383
	2013		13.157	3,300	173,404
	2014		15.509	60	124,309
	2015
Rydex Precious Metals Fund
(08/27/2012)	2006				304,041
	2007				340,976
	2008				447,339
	2009				472,733
	2010				513,764
	2011				428,728
	2012	13.00	13.282	56	312,332
	2013		7.116	715	246,068
	2014		5.847	13,390	264,076
	2015
Rydex Russell 2000 1.5x Strategy Fund
(08/27/2012)	2006				24,926
	2007				20,979
	2008				28,404
	2009				26,714
	2010				26,135
	2011				20,342
	2012	33.78	36.210	0	20,018
	2013		57.072	1,401	28,390
	2014		59.165	2,657	26,981
	2015
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth	2008				486,961
Portfolio (08/27/2012)	2009				651,881
	2010				542,249
	2011				691,294
	2012	12.95	13.129	7,561	760,125
	2013		18.421	51,387	707,178
	2014		19.989	74,518	576,224
	2015
THIRD AVENUE VARIABLE SERIES TRUST
Third Avenue Value Portfolio
(08/27/2012)	2006				381,483
	2007				472,613
	2008				485,016
	2009				386,378
	2010				312,857
	2011				187,934
	2012	25.93	28.036	0	166,864
	2013		33.156	0	136,867
	2014		34.401	2,154	118,142
	2015
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF Emerging Markets Equity Portfolio,	2008				88,926
Class I (08/27/2012)	2009				274,268
	2010				344,150
	2011				323,894
	2012	18.38	20.319	2,139	325,029
	2013		19.990	27,938	332,949
	2014		18.979	52,733	451,567
	2015
No-Load VA 6150	49

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
VANGUARD® VARIABLE INSURANCE FUND
Vanguard® Balanced Portfolio
(08/27/2012)	2006				462,269
	2007				459,356
	2008				452,699
	2009				456,520
	2010				475,803
	2011				467,751
	2012	27.31	28.051	1,716	443,004
	2013		33.428	3,398	437,705
	2014		36.499	17,788	429,696
	2015
Vanguard® Conservative Allocation	2015	NA	NA	NA	NA
(05/01/2016)
Vanguard® Diversified Value Portfolio
(08/27/2012)	2006				850,501
	2007				1,107,816
	2008				1,249,193
	2009				1,172,885
	2010				1,042,653
	2011				935,302
	2012	17.78	18.244	5,392	869,676
	2013		23.466	29,540	682,914
	2014		25.620	44,490	596,608
	2015
Vanguard® Equity Income Portfolio
(08/27/2012)	2006				411,421
	2007				482,703
	2008				518,223
	2009				453,761
	2010				486,606
	2011				570,071
	2012	25.51	26.023	2,762	558,997
	2013		33.640	8,451	347,671
	2014		37.254	21,130	337,153
	2015
Vanguard® Equity Index Portfolio
(08/27/2012)	2006				631,029
	2007				762,415
	2008				639,316
	2009				618,741
	2010				556,634
	2011				566,904
	2012	34.65	35.242	4,026	596,563
	2013		46.305	24,466	506,534
	2014		52.246	22,271	466,232
	2015
Vanguard® Growth Portfolio
(08/27/2012)	2006				619,520
	2007				656,471
	2008				503,077
	2009				472,632
	2010				409,553
	2011				390,906
	2012	15.02	15.404	0	373,915
	2013		20.715	8,773	354,217
	2014		23.431	15,206	362,157
	2015
Vanguard® High Yield Bond Portfolio
(08/27/2012)	2006				589,079
	2007				620,994
	2008				597,404

No-Load VA 6150	50

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2009				630,853
	2010				559,934
	2011				589,645
	2012	12.98	13.503	1,066	632,215
	2013		14.006	15,745	451,653
	2014		14.536	56,795	417,037
	2015
Vanguard® International Portfolio
(08/27/2012)	2006				1,439,558
	2007				1,624,733
	2008				1,507,184
	2009				1,277,144
	2010				1,321,421
	2011				1,213,885
	2012	21.37	23.417	6,865	1,146,129
	2013		28.691	16,424	851,493
	2014		26.793	40,609	804,416
	2015
Vanguard® Mid-Cap Index Portfolio
(08/27/2012)	2006				787,017
	2007				822,552
	2008				777,122
	2009				664,420
	2010				722,574
	2011				635,190
	2012	23.58	24.676	3,795	613,383
	2013		33.097	34,176	614,584
	2014		37.372	49,145	551,987
	2015
Vanguard® Moderate Allocation	2015	NA	NA	NA	NA
(05/01/2016)
Vanguard® Money Market Portfolio
(08/27/2012)	2006				42,795,654
	2007				48,131,794
	2008				48,030,390
	2009				33,313,069
	2010				24,352,071
	2011				26,278,346
	2012	1.12	1.122	251,632	20,682,411
	2013		1.117	1,722,125	17,119,921
	2014		1.111	1,330,729	11,883,074
	2015
Vanguard® REIT Index Portfolio
(08/27/2012)	2006				661,898
	2007				539,700
	2008				580,363
	2009				535,210
	2010				491,398
	2011				556,935
	2012	28.74	28.938	4,085	596,434
	2013		29.436	21,660	565,954
	2014		38.070	42,094	531,120
	2015
Vanguard® Short-Term	2015	NA	NA	NA	NA
Investment-Grade (05/01/2016)
Vanguard® Small Company Growth
Portfolio (08/27/2012)	2006				506,669
	2007				518,349
	2008				530,570
	2009				521,497
	2010				541,585
	2011				473,781

No-Load VA 6150	51

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2012	26.84	27.780	2,630	475,447
	2013		40.468	15,592	450,220
	2014		41.586	25,509	378,049
	2015
Vanguard® Total Bond Market Index
Portfolio (08/27/2012)	2006				1,344,627
	2007				1,935,914
	2008				1,945,330
	2009				1,882,851
	2010				1,384,293
	2011				1,678,237
	2012	15.88	15.939	26,459	2,217,768
	2013		15.481	163,827	2,025,111
	2014		16.295	246,549	1,768,276
	2015
Vanguard® Total Stock Market Index
Portfolio (08/27/2012)	2006				265,291
	2007				304,394
	2008				327,549
	2009				346,340
	2010				324,114
	2011				314,114
	2012	37.12	38.030	1,181	305,629
	2013		50.385	8,591	305,761
	2014		56.242	17,516	256,289
	2015
WELLS FARGO
Wells Fargo Advantage VT Discovery
Fund (SM), Class 2	2006	NA	NA	NA	20,286
	2007				18,963
	2008				20,528
	2009				16,399
	2010				19,800
	2011				18,991
	2012				19,724
	2013				18,671
	2014				14,529
	2015
Wells Fargo Advantage VT
Opportunity Fund (SM), Class 2	2006	NA	NA	NA	12,124
	2007				12,901
	2008				10,187
	2009				9,731
	2010				8,912
	2011				3,992
	2012				4,042
	2013				4,078
	2014				4,398
	2015

No-Load VA 6150	52

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2016, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

No-Load VA 6150	53

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2014	$96,000 - $116,000	$60,000 - $70,000
2015	$98,000 - $118,000	$61,000 - $71,000
2016	$98,000 - $118,000	$61,000 - $71,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $184,000; and the deductible contribution for you is phased out between $184,000 and $194,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

No-Load VA 6150	54

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

No-Load VA 6150	55

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b.	required minimum distributions made during or after the year you reach age 70½;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2016. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

No-Load VA 6150	56

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $117,000. Your ability to contribute to your Roth IRA is phased out at $132,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $184,000. Your ability to contribute to your Roth IRA is phased out at $194,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

No-Load VA 6150	57

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

No-Load VA 6150	58

Statement of Additional Information Table of Contents

A Statement of Additional Information, dated May 1, 2016, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

For a free copy, access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION	4
	SERVICE MARKS AND COPYRIGHT LICENSING AGREEMENT	5
	FINANCIAL STATEMENTS	6

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

e-mail: direct@ameritas.com

© 2016 Ameritas Life Insurance Corp.	Registration No. 811-07661

No-Load VA 6150	59

Statement of Additional Information: May 1, 2016
to accompany Policy Prospectuses dated May 1, 2016

Ameritas No-Load VA 6150
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4

SERVICE MARKS AND COPYRIGHT	5
LICENSING AGREEMENT

FINANCIAL STATEMENTS	6

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 have been audited by, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by , independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of .

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150	SAI: 1	STATEMENT OF ADDITIONAL INFORMATION

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2013, 2014, or 2015.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP") for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. AIP no longer provides such services, and the relevant provisions of the Services Agreement were terminated on December 10, 2015. For past services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2013	2014	2015
Ameritas Investment Partners, Inc.	$14,517	$14,852	$14,484

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2013	2014	2015
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$68,389	$72,860	$64,691
Variable annuity commission earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$553,946	$632,384	$667,948

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee

No-Load VA 6150	SAI: 2	STATEMENT OF ADDITIONAL INFORMATION

of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)6-1]

     cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that

No-Load VA 6150	SAI: 3	STATEMENT OF ADDITIONAL INFORMATION

Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov) or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

No-Load VA 6150	SAI: 4	STATEMENT OF ADDITIONAL INFORMATION

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to

No-Load VA 6150	SAI: 5	STATEMENT OF ADDITIONAL INFORMATION

be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150	SAI: 6	STATEMENT OF ADDITIONAL INFORMATION

 PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements (to be filed by subsequent amendment)

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of , independent registered public accounting firm.
Statements of Net Assets as of December 31, 2015.
Statements of Operations for the period ended December 31, 2015.
Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014.
Notes to Financial Statements for the periods ended December 31, 2015 and 2014.

Ameritas Life Insurance Corp.:
Report of , independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2015 and 2014.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2015.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2015.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2015, 2014 and 2013.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24. Financial Statements and Exhibits (continued)

b) Exhibits

Exhibit Number	Description of Exhibit

(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.
(2)		Custody Agreements. Not Applicable
(3)	(a)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.99.3(a).
(3)	(b)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.
(4)	(b)	Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.
(5)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A initial Registration Statement for File No. 333-120972, filed March 22, 2005, EX-99.E.
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(6)	(b)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.f(2).
(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.

	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).
	(10)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
	(11)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(12)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(13)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(14)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(15)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
	(16)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(8)	(b)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(8)	(c)	Amended and Restated Asset Allocation Investment Advisory Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.I(2).
(8)	(d)	Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H.
(8)	(e)

Amendment to Research Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment

No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.i(5).

(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Exhibit 13, filed herein.

Item 25. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor
JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Robert M. Willis	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
James J. Barone	Senior Vice President, Group Business Development and MGA Distribution
Robert C. Barth	Senior Vice President & Chief Financial Officer
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Bret L. Benham	Senior Vice President, Retirement Plans
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Randee G. Manley	Senior Vice president and Chief Human Resources Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Milford Realty, LLC (DE)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27. Number of Contract Owners

As of December 31, 2015, there were 609 qualified contracts and 2,879 non-qualified contracts in the Separate Account.

Item 28. Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Timmy L. Stonehocker*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
William W. Lester	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$64,691	$0	$0	$667,948

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of February 2016.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated onFebruary 24, 2016.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert M. Willis *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of October 1, 2015.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel

13	Powers of Attorney